1933 Act Registration No. 333-40128
1940 Act File No. 811-09997
Rule 497(e)

BAIRD FUNDS, INC.

Prospectus Supplement
To Prospectus Dated May 1, 2008

Baird MidCap Fund
Baird SmallCap Fund

Effective June 4, 2008, Greg P. Edwards is no longer a co-manager of the Baird MidCap and SmallCap Funds.  Charles F. Severson and J. Bary Morgan will continue to co-manage the MidCap Fund and Charles F. Severson will continue to manage the SmallCap Fund, as they have done since inception of those Funds.

The date of this Prospectus Supplement is June 4, 2008.  Please keep this Prospectus Supplement with your records.

1933 Act Registration No. 333-40128
1940 Act File No. 811-09997
Rule 497(e)

BAIRD FUNDS, INC.

Statement of Additional Information (“SAI”) Supplement
To SAI Dated May 1, 2008

Baird MidCap Fund
Baird SmallCap Fund

Effective June 4, 2008, Greg P. Edwards is no longer a co-manager of the Baird MidCap and SmallCap Funds.  Charles F. Severson and J. Bary Morgan will continue to co-manage the MidCap Fund and Charles F. Severson will continue to manage the SmallCap Fund, as they have done since inception of those Funds.

The date of this SAI Supplement is June 4, 2008.  Please keep this SAI Supplement with your records.